Financial Instruments - Fair Value of Significant Equity Instruments Measured at FVOCI (Detail) - Equity instruments [member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Toyota Motor Corporation [member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income	¥ 80,312	¥ 79,778
POSCO member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income	70,952	96,996
Suzuki Motor Corporation [member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income	38,006	44,462
Recruit Holdings [member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income	37,110
Central Japan Railway Company [member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income	¥ 30,633
SUMCO Corporation [member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income		64,783
Vallourec S.A. [member]
Disclosure of financial information [line items]
Fair value measured through other comprehensive income		¥ 37,466